Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash paid during the period:
Interest	$ 2.8	$ 1.3
Income taxes	0.0	0.0
Operating leases	15.7	0.0
Non-cash investing and financing activities:
Unsettled purchases of investment securities accrued at period end	0.0	3.5
Lease liabilities recognized in exchange for lease right-of-use assets	$ 5.1	$ 0.0